Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
PARTNERS' CAPITAL
Limited Partners, Units (in units)	4,425,308.924	5,113,735.708
General Partner, Units (in units)	51,130.223	55,905.223
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	267,400
LIABILITIES
Options written, premiums received	0	58,237
PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,973,858.709	7,633,482.867
General Partner, Units (in units)	73,202.055	82,901.055
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Trading Equity:
Options purchased, premiums paid	5,205	4,000
LIABILITIES
Options written, premiums received	10,715	7,425
PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,437,265.572	6,431,165.896
General Partner, Units (in units)	71,855.857	71,855.857